Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of property, plant, and equipment
A summary of property, plant and equipment as of December 31, 2018 and 2017 is as follows:

	2018	2017
	(in millions)
Land and industrial buildings	$3,332	$3,472
Plant, machinery and equipment	8,417	8,659
Assets sold with buy-back commitment	3,100	3,607
Construction in progress	162	101
Other	815	834
Gross property, plant and equipment	15,826	16,673
Accumulated depreciation	(9,925)	(9,842)
Net property, plant and equipment	$5,901	$6,831

Schedule of property, plant, and equipment recorded under capital leases
A summary of property, plant and equipment recorded under capital leases¹ as of December 31, 2018, and 2017 is as follows:

	2018	2017
	(in millions)
Gross capital leases (²)	$4	$100
Accumulated depreciation	—	(36)
Net capital leases	$4	$64
(1) Included in property, plant and equipment table above
(2) Consists of industrial buildings, plant, machinery and equipment